Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
ATAC Credit Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC Credit Rotation ETF
Class Name	ATAC Credit Rotation ETF
Trading Symbol	JOJO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/jojo. You can also request this information by contacting us at (855) 282‑2386 or by writing the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 282‑2386
Additional Information Website	www.atacfunds.com/jojo
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ATAC Credit Rotation ETF	$51	0.98%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98% [1]
Net Assets	$ 6,095,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 30,492
Investment Company, Portfolio Turnover	873.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$6,095
Number of Holdings	3
Net Advisory Fee Paid	$30,492
Portfolio Turnover Rate	873%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Top Holdings	(% of total net assets)
iShares 20+ Year Treasury Bond ETF	80.0
iShares 7-10 Year Treasury Bond ETF	19.7

ATAC Rotation Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Investor Class
Trading Symbol	ATACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by writing the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855‑282‑2386)
Additional Information Website	www.atacfunds.com/atacx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.69%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
Net Assets	$ 51,187,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 190,895
Investment Company, Portfolio Turnover	877.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$51,187
Number of Holdings	5
Net Advisory Fee Paid	$190,895
Portfolio Turnover Rate	877%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Issuers	(% of total net assets)
Vanguard Extended Duration Treasury ETF	25.4
State Street SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.1

ATAC Rotation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Institutional Class
Trading Symbol	ATCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by writing the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855‑282‑2386)
Additional Information Website	www.atacfunds.com/atacx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	1.44%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
Net Assets	$ 51,187,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 190,895
Investment Company, Portfolio Turnover	877.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$51,187
Number of Holdings	5
Net Advisory Fee Paid	$190,895
Portfolio Turnover Rate	877%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Issuers	(% of total net assets)
Vanguard Extended Duration Treasury ETF	25.4
State Street SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.1

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.